LORD ABBETT

                                                                       [LOGO]

                                      2002
                                     SEMI-
                                     ANNUAL
                                     REPORT

LORD ABBETT
LARGE-CAP GROWTH FUND






FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2002

(Unaudited)

LORD ABBETT LARGE-CAP GROWTH FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTHS ENDED JANUARY 31, 2002

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Large-Cap Growth Fund's strategies and performance for the six month period-ended January 31, 2002. On this and the following pages, we discuss the factors that influenced performance. As you may notice, we have reformatted our Shareholder Reports. By producing these reports in this manner we will save money for our shareholders.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED JANUARY 31, 2002?

A: For the six months ended January 31, 2002, Lord Abbett Large Cap Growth Fund returned -9.32%(1), underperforming its benchmark, the Russell 1000(R) Growth Index(2), which returned -6.51% during the same period. Please refer to Page 3 for Standardized Average Annual Total Returns.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Our decision to maintain an overweight in technology contributed to the performance in the second half of the period, but technology as a whole detracted from performance over the entire period largely due to the impact of September 11. In the wake of September 11, our weighting in healthcare positively impacted our absolute performance, as the sector is a historically steady performer during periods of economic and political distress. Increasing our exposure to consumer cyclical companies also added to our relative performance after the market rebounded from lows seen earlier in the period.

After the market bottomed on September 21, stock prices were driven upward by the excess liquidity that resulted from the Federal Reserve's (the Fed) numerous interest rate cuts throughout the year. Along with the Fed's actions, our decision to increase our exposure to money center banks, as opposed to regional banks within the financial services sector, added to the Fund's performance.

Unfortunately, during the period, a majority of the sectors within the Russell 1000(R) Growth Index suffered double-digit losses. As was the case throughout much of the year, the majority of the

(Unaudited)

Fund's weakness versus the Index can be attributed to a relatively high exposure to the technology sector. In addition, the continued softening of the economy negatively impacted a handful of larger positions--primarily within the communications and computer technology industries. We feel, however, that the solid business models and future outlooks continue to be strong, and we have taken this opportunity to selectively add to positions.

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy showed some signs of continued weakness well before the events of September 11. For example, manufacturing activity was slower and August labor data showed an unemployment rate of 4.9%, the highest level since September 1997. Consequently a key issue was whether rising unemployment would hurt consumer confidence and ultimately consumer spending, which had been the backbone of the economy for much of the year. The events of September 11 accelerated the economic slowdown already in progress.

During the fourth quarter of 2001 the stock market regained lost ground despite continued sluggish spending by consumers and corporations. However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside.

Q: WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A: The Council of Economic Advisor's projected domestic inflation rate (as measured using the Consumer Price Index) remains low at 2.6% for next year. Low inflation, traditionally, benefits the economy by preserving consumer purchasing power and helping businesses control costs, resulting in more efficient capital allocation decisions. While the current consumer confidence level is volatile as a result of the economic slowdown of 2001, leading indicators support a higher than expected confidence level moving into 2002. This upturn is usually a precursor to increased consumer spending and an expanding economy.

(Unaudited)

Q: HOW IS THE FUND POSITIONED BASED ON THIS OUTLOOK?

A: Looking ahead, with most economic forecasts expecting financial markets to recover moderately by the second half of 2002, we will continue to keep the Fund structured to benefit from a recovery. Our strategy will entail maintaining an overweighted position in technology and adding to early-cycle consumer cyclicals. In addition, we expect to increase our exposure to select pharmaceuticals and, moreover, we anticipate that capital spending will reverse its downward trend and improve company fundamentals within the growth universe.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2001 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75%, WITH ALL DISTRIBUTIONS REINVESTED.

1 YEAR: -33.37% AND LIFE OF FUND: -28.09%.

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended January 31, 2002.

(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Growth Index does not reflect deduction of fees or expenses. Indices are unmanaged, do not reflect the deduction of fees and expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Fund invests primarily in growth company stocks, which tend to be more volatile than other types of stocks.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus. The Fund is actively managed and, as a result, its asset allocation may change.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2002

                                                                        VALUE
INVESTMENTS                                           SHARES            (000)
--------------------------------------------------------------------------------
COMMON STOCKS 99.93%

AUTOMOBILES 0.18%
General Motors Corp.                                   3,513         $    180
                                                                     --------
BANKS: NEW YORK CITY 1.08%
Bank of New York Co., Inc.+                           18,495              758
J.P. Morgan Chase & Co.                               10,038              342
                                                                     --------
TOTAL                                                                   1,100
                                                                     --------
BANKS: OUTSIDE NEW YORK CITY 0.73%
Wells Fargo & Co.                                     15,941              740
                                                                     --------
BEVERAGES: SOFT DRINKS 0.71%
Pepsico, Inc.                                          3,461              173
The Coca Cola Co.                                     12,547              549
                                                                     --------
TOTAL                                                                     722
                                                                     --------
BIOTECHNOLOGY RESEARCH & PRODUCTION 2.37%
Amgen, Inc.*                                          27,603            1,532
Biogen, Inc.*                                          5,033              273
Genentech, Inc.*                                       4,667              231
Human Genome Sciences, Inc.*                          13,049              367
                                                                     --------
TOTAL                                                                   2,403
                                                                     --------
COMMUNICATIONS & MEDIA 2.07%
Aol Time Warner, Inc.*+                               79,795            2,099
                                                                     --------
COMMUNICATIONS TECHNOLOGY 8.64%
Brocade Communications Systems, Inc.*+                23,588              859
CIENA Corp.*+                                         17,937              228
Cisco System, Inc.*                                  257,000            5,083
Comverse Technology, Inc.*+                            6,274              134
Corning, Inc.*+                                       20,075              160
JDS Uniphase Corp.*+                                  55,709              390
Juniper Networks, Inc.*+                              29,186              447
Lucent Technologies, Inc.                             70,066              458
Motorola, Inc.                                        10,038              134
Nortel Networks Corp.*+                                5,019         $     36
QUALCOMM, Inc.                                        19,000              839
                                                                     --------
TOTAL                                                                   8,768
                                                                     --------
COMPUTER SERVICES SOFTWARE & SYSTEMS 13.07%
Amdocs Ltd.*+                                          5,500              199
BEA Systems, Inc.*                                    23,087              419
Check Point Software Technologies Ltd.+               11,739              428
Computer Associates Int'l., Inc.                      15,000              517
Intuit, Inc.*                                          2,509               98
Microsoft Corp.*                                     107,500            6,849
Oracle Corp.*                                        129,000            2,227
Peoplesoft, Inc.*                                     21,728              706
Siebel Systems, Inc.*+                                28,750            1,017
Verisign, Inc.+                                       11,500              355
VERTIAS Software, Inc.                                11,038              470
                                                                     --------
TOTAL                                                                  13,285
                                                                     --------
COMPUTER TECHNOLOGY 11.61%
Dell Computer Corp.*                                  75,282            2,066
EMC Corp.*                                           166,750            2,735
Hewlett-Packard Co.+                                  27,102              599
International Business Machines Corp.*                45,433            4,902
Network Appliance, Inc.*+                             10,539              189
Nvidia Corp.                                           2,500              164
Sun Microsystems, Inc.*                              106,000            1,141
                                                                     --------
TOTAL                                                                  11,796
                                                                     --------
CONSULTING SERVICES 0.21%
Accenture Ltd.*+                                       8,231              212
                                                                     --------
CONSUMER ELECTRONICS 0.60%
Electronic Arts, Inc.*                                 4,015              213
Yahoo!, Inc.*+                                        23,000              397
                                                                     --------
TOTAL                                                                     610
                                                                     --------

4         SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2002

                                                                        VALUE
INVESTMENTS                                           SHARES            (000)
--------------------------------------------------------------------------------
CONSUMER PRODUCTS 0.23%
Gillette Co.                                           7,026         $    234
                                                                     --------
DIVERSIFIED FINANCIAL SERVICES 2.42%
American Express Co.                                  17,566              630
Citigroup, Inc.                                       24,592            1,166
Morgan Stanley Dean Witter & Co.                      11,992              659
                                                                     --------
TOTAL                                                                   2,455
                                                                     --------
DRUG & GROCERY STORE CHAINS 0.61%
Safeway, Inc.*                                         3,764              152
Walgreen Co.+                                         12,798              465
                                                                     --------
TOTAL                                                                     617
                                                                     --------
DRUGS & PHARMACEUTICALS 11.76%
American Home Products Corp.                          16,060            1,039
Bristol-Myers Squibb Co.                              13,300              603
Eli Lilly, & Co.                                      10,975              824
Johnson & Johnson                                     41,551            2,390
Merck & Co., Inc.                                     21,079            1,247
Novartis AG-ADR                                        2,220               77
Pfizer, Inc.                                         118,946            4,957
Pharmacia Corp.                                       19,762              800
                                                                     --------
TOTAL                                                                  11,937
                                                                     --------
ELECTRONICS 0.60%
Celestica, Inc.*+                                      7,779              328
Flextronics Int'l., Ltd.*+                            12,547              279
                                                                     --------
TOTAL                                                                     607
                                                                     --------
ELECTRONICS: MEDICAL SYSTEMS 0.35%
Medtronic, Inc.                                        7,277              359
                                                                     --------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 7.53%
Broadcom Corp.*+                                       6,524              277
Intel Corp.                                          158,750            5,563
Micron Technology, Inc.*+                              7,528              254
PMC-Sierra, Inc.*+                                     8,195         $    196
Texas Instruments, Inc.                               43,463            1,356
                                                                     --------
TOTAL                                                                   7,646
                                                                     --------
ENERGY: MISCELLANEOUS 0.17%
Calpine Corp.*+                                       15,056              169
                                                                     --------
ENTERTAINMENT 0.80%
The Walt Disney Co.                                   11,041              232
Viacom, Inc.*                                         14,447              578
                                                                     --------
TOTAL                                                                     810
                                                                     --------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.14%
First Data Corp.                                      14,002            1,158
                                                                     --------
FINANCIAL INFORMATION SERVICES 0.19%
Dow Jones & Co., Inc.                                  3,674              190
                                                                     --------
FINANCIAL: MISCELLANEOUS 1.12%
Federal National Mortgage Corp.                       10,265              831
H & R Block, Inc.                                      6,524              302
                                                                     --------
TOTAL                                                                   1,133
                                                                     --------
FOODS 0.18%
Sysco Corp.                                            6,023              178
                                                                     --------
HEALTHCARE FACILITIES 0.69%
HCA- The Healthcare Co.                               16,468              700
                                                                     --------
HEALTHCARE MANAGEMENT SERVICES 0.80%
UnitedHealth Group, Inc.+                             10,959              815
                                                                     --------
INSURANCE: MULTI-LINE 2.02%
American Int'l. Group, Inc.                           27,615            2,048
                                                                     --------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 0.56%
Schlumberger Ltd.                                     10,038              566
                                                                     --------

          SEE NOTES TO FINANCIAL STATEMENTS.                                   5

JANUARY 31, 2002

                                                                        VALUE
INVESTMENTS                                           SHARES            (000)
--------------------------------------------------------------------------------
MULTI-SECTOR COMPANIES 8.54%
General Electric Co.                                 151,750         $  5,637
Minnesota Mining & Manufacturing Co.                   8,030              890
Tyco International Ltd.                               61,250            2,153
                                                                     --------
TOTAL                                                                   8,680
                                                                     --------
OIL: INTEGRATED INTERNATIONAL 1.73%
ChevronTexaco Corp                                     6,424              538
Exxon Mobil Corp.                                     31,117            1,215
                                                                     --------
TOTAL                                                                   1,753
                                                                     --------
PRODUCTION TECHNOLOGY EQUIPMENT 1.93%
Agilent Technologies, Inc.*+                           3,948              120
Applied Materials, Inc.*                              28,105            1,227
Novellus Systems, Inc.*+                              14,250              608
                                                                     --------
TOTAL                                                                   1,955
                                                                     --------
PUBLISHING: NEWSPAPERS 0.36%
Gannett Co., Inc.                                      5,361              362
                                                                     --------
RADIO & TV BROADCASTERS 0.58%
Clear Channel Communications, Inc.*+                  12,798              589
                                                                     --------
RAILROADS 0.08%
CSX Corp.                                              2,008               80
                                                                     --------
RETAIL 7.84%
Amazon.com, Inc.*+                                    10,038              142
Bed Bath & Beyond, Inc.*                              13,249              458
Best Buy Co., Inc.+                                   12,700              940
Gap, Inc.                                              3,919               56
Kohl's Corp.+                                          9,536              632
RadioShack Corp.+                                      6,023              190
The Home Depot, Inc.                                  47,428            2,376
Wal-Mart Stores, Inc.                                 53,000            3,179
                                                                     --------
TOTAL                                                                   7,973
                                                                     --------
SECURITIES BROKERAGE & SERVICES 0.79%
Lehman Brothers Holdings, Inc.+                       10,512         $    681
The Charles Schwab Corp.                               8,532              122
                                                                     --------
TOTAL                                                                     803
                                                                     --------
SERVICES: COMMERCIAL 1.22%
eBay, Inc.*                                           19,000            1,125
TWP Worldwide, Inc.*+                                  2,760              118
                                                                     --------
TOTAL                                                                   1,243
                                                                     --------
SOAPS & HOUSEHOLD CHEMICALS 0.74%
Colgate Palmolive Co.                                  3,429              196
The Procter & Gamble Co.+                              6,775              553
                                                                     --------
TOTAL                                                                     749
                                                                     --------
TELECOMMUNICATIONS EQUIPMENT 1.09%
Nokia Oyj ADR+                                        47,173            1,106
                                                                     --------
TOBACCO 0.37%
Philip Morris Co., Inc.                                7,528              377
                                                                     --------
UTILITIES: CABLE TV & RADIO 0.13%
Cablevision Systems New York Group*+                   1,506               64
Comcast Corp.*                                         1,982               70
                                                                     --------
TOTAL                                                                     134
                                                                     --------
UTILITIES: GAS PIPELINES 0.24%
El Paso Corp.                                          6,524              248
                                                                     --------
UTILITIES: TELECOMMUNICATIONS 1.85%
AT&T Corp.                                            32,882              582
AT&T Wireless Services, Inc.*+                        22,083              254
Qwest Communications Int'l., Inc.                      6,023               63


6         SEE NOTES TO FINANCIAL STATEMENTS.

JANUARY 31, 2002

                                                                        VALUE
INVESTMENTS                                           SHARES            (000)
--------------------------------------------------------------------------------
Sprint Corp.+                                         16,962         $    278
Verizon Communications, Inc.                          12,928              599
WorldCom, Inc.*                                        9,837               99
                                                                     --------
TOTAL                                                                   1,875
                                                                     --------
TOTAL COMMON STOCKS
(Cost $133,722,799)                                                  $101,464
                                                                     ========

*     Non-income producing security
+     Security (or a portion of security) on loan. See Note 5.
ADR - American Depository Receipt


          SEE NOTES TO FINANCIAL STATEMENTS.                                   7

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
January 31, 2002

ASSETS:
   Investment in securities, at value (cost $133,722,799)                           $101,463,780
   Cash                                                                                  100,710
   Market value of collateral for securities loaned                                   15,506,263
   Receivables:
      Interest and dividends                                                              41,835
      Investment securities sold                                                         337,594
      Capital shares sold                                                                419,452
   Prepaid expenses                                                                       18,304
--------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                      117,887,938
--------------------------------------------------------------------------------------------------
LIABILITIES:
   Securities lending collateral                                                      15,506,263
   Payables:
      Investment securities purchased                                                    308,710
      Capital shares reacquired                                                          205,980
      Management fee                                                                      69,114
      12b-1 distribution fees                                                            103,625
      Trustees' fees                                                                      40,386
   Accrued expenses                                                                      116,239
--------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                  16,350,317
==================================================================================================
NET ASSETS                                                                          $101,537,621
==================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                      155,367,592
Accumulated net investment loss                                                         (662,464)
Accumulated net realized loss on investments                                         (20,908,488)
Net unrealized depreciation on investments                                           (32,259,019)
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $101,537,621
==================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                      $ 82,677,788
Class B Shares                                                                      $ 12,967,149
Class C Shares                                                                      $  5,891,389
Class P Shares                                                                      $        649
Class Y Shares                                                                      $        646

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                        14,405,388
Class B Shares                                                                         2,291,885
Class C Shares                                                                         1,041,271
Class P Shares                                                                           113.136
Class Y Shares                                                                           112.889
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                             $5.74
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)         $6.09
Class B Shares-Net asset value                                                             $5.66
Class C Shares-Net asset value                                                             $5.66
Class P Shares-Net asset value                                                             $5.74
Class Y Shares-Net asset value                                                             $5.72
==================================================================================================

8         SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended January 31, 2002

INVESTMENT INCOME:
Dividends                                                               $   318,502
Interest                                                                      5,077
Foreign withholding tax                                                         (10)
------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     323,569
------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                              353,175
12b-1 distribution plan-Class A                                             147,646
12b-1 distribution plan-Class B                                              59,141
12b-1 distribution plan-Class C                                              25,056
12b-1 distribution plan-Class P                                                   2
Shareholder servicing                                                       242,520
Registration                                                                 47,693
Reports to shareholders                                                      35,238
Professional                                                                 30,666
Trustees' fees                                                                1,788
Custody                                                                       1,379
Other                                                                         4,330
------------------------------------------------------------------------------------
Gross expenses                                                              948,634
   Expense reductions                                                        (1,196)
------------------------------------------------------------------------------------
NET EXPENSES                                                                947,438
------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                        (623,869)
------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments                                         (7,330,634)
Net change in unrealized appreciation/depreciation on investments        (1,008,692)
====================================================================================
NET REALIZED AND UNREALIZED LOSS                                         (8,339,326)
====================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $(8,963,195)
====================================================================================

          SEE NOTES TO FINANCIAL STATEMENTS.                                   9

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED
                                                                        JANUARY 31, 2002                 YEAR ENDED
INCREASE IN NET ASSETS                                                       (UNAUDITED)              JULY 31, 2001
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                                         $   (623,869)              $ (1,087,638)
Net realized loss on investments                                              (7,330,634)               (13,176,183)
Net change in unrealized appreciation/depreciation on investments             (1,008,692)               (36,778,961)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          (8,963,195)               (51,042,782)
====================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
   Class A                                                                             -                   (214,829)
   Class B                                                                             -                    (27,867)
   Class C                                                                             -                    (10,550)
   Class P                                                                             -                         (3)
   Class Y                                                                             -                         (3)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                    -                   (253,252)
====================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             27,768,992                 76,055,919
Reinvestment of distributions                                                          -                    247,427
Cost of shares reacquired                                                    (11,454,013)               (24,638,066)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS                                                 16,314,979                 51,665,280
====================================================================================================================
NET INCREASE IN NET ASSETS                                                     7,351,784                    369,246
====================================================================================================================
NET ASSETS:
Beginning of period                                                           94,185,837                 93,816,591
--------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                               $101,537,621               $ 94,185,837
====================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                             $   (662,464)              $    (38,595)
====================================================================================================================


10        SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS ENDED       YEAR       12/15/1999(a)
                                                                   1/31/2002          ENDED           TO
                                                                  (UNAUDITED)       7/31/2001      7/31/2000
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                              $  6.33           $ 10.57         $10.00
                                                                  =======           =======         ======
Investment operations

  Net investment loss                                                (.03)(b)          (.08)(b)       (.05)(b)

  Net realized and unrealized gain (loss)                            (.56)            (4.14)           .62
                                                                  -------           -------         ------

     Total from investment operations                                (.59)            (4.22)           .57
                                                                  -------           -------         ------

Distributions to shareholders from net realized gain                   --              (.02)            --
                                                                  -------           -------         ------

NET ASSET VALUE, END OF PERIOD                                    $  5.74           $  6.33         $10.57
                                                                  =======           =======         ======

Total Return(c)                                                     (9.32)%(d)       (39.96)%         5.70%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions                   .95%(d)          1.68%           .82%(d)

  Expenses, excluding waiver and expense reductions                   .95%(d)          1.69%          1.12%(d)

  Net investment loss                                                (.61)%(d)        (1.01)%         (.44)%(d)

                                                               SIX MONTHS ENDED       YEAR       12/15/1999(a)
                                                                   1/31/2002          ENDED           TO
SUPPLEMENTAL DATA:                                                (UNAUDITED)       7/31/2001      7/31/2000
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                 $82,678           $78,064        $83,703

  Portfolio turnover rate                                            9.27%            36.53%         14.66%
--------------------------------------------------------------------------------------------------------------

          SEE NOTES TO FINANCIAL STATEMENTS.                                  11

                                                               SIX MONTHS ENDED       YEAR       12/15/1999(a)
                                                                   1/31/2002          ENDED           TO
                                                                  (UNAUDITED)       7/31/2001      7/31/2000
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                                $6.26            $10.51         $10.00
                                                                   ======            ======         ======

Investment operations

  Net investment loss                                                (.05)(b)          (.13)(b)       (.07)(b)

  Net realized and unrealized gain (loss)                            (.55)            (4.10)           .58
                                                                   ------            ------         ------

     Total from investment operations                                (.60)            (4.23)           .51
                                                                   ------            ------         ------

Distributions to shareholders from net realized gain                   --              (.02)            --
                                                                   ------            ------         ------

NET ASSET VALUE, END OF PERIOD                                      $5.66             $6.26         $10.51
                                                                   ======            ======         ======

Total Return(c)                                                     (9.58)%(d)       (40.34)%         5.20%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions                  1.27%(d)          2.29%          1.07%(d)

  Expenses, excluding waiver and expense reductions                  1.27%(d)          2.30%          1.53%(d)

  Net investment loss                                                (.92)%(d)        (1.64)%         (.68)%(d)

                                                               SIX MONTHS ENDED       YEAR       12/15/1999(a)
                                                                   1/31/2002          ENDED           TO
SUPPLEMENTAL DATA:                                                (UNAUDITED)       7/31/2001      7/31/2000
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                 $12,967           $11,522         $8,046

  Portfolio turnover rate                                            9.27%            36.53%         14.66%
--------------------------------------------------------------------------------------------------------------

12        SEE NOTES TO FINANCIAL STATEMENTS.

                                                               SIX MONTHS ENDED       YEAR       12/15/1999(a)
                                                                   1/31/2002          ENDED           TO
                                                                  (UNAUDITED)       7/31/2001      7/31/2000
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                                $6.25            $10.51         $10.00
                                                                   ------            ------         ------

Investment operations

  Net investment loss                                                (.05)(b)          (.13)(b)       (.07)(b)

  Net realized and unrealized gain (loss)                            (.54)            (4.11)           .58
                                                                   ------            ------         ------

     Total from investment operations                                (.59)            (4.24)           .51
                                                                   ------            ------         ------

Distributions to shareholders from net realized gain                   --              (.02)            --
                                                                   ------            ------         ------

NET ASSET VALUE, END OF PERIOD                                      $5.66             $6.25         $10.51
                                                                   ======            ======         ======

Total Return(c)                                                     (9.44)%(d)       (40.44)%         5.20%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions                  1.28%(d)          2.34%          1.01%(d)

  Expenses, excluding waiver and expense reductions                  1.28%(d)          2.35%          1.53%(d)

  Net investment loss                                                (.94)%(d)        (1.69)%         (.61)%(d)

                                                               SIX MONTHS ENDED       YEAR       12/15/1999(a)
                                                                   1/31/2002          ENDED           TO
SUPPLEMENTAL DATA:                                                (UNAUDITED)       7/31/2001      7/31/2000
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                  $5,891            $4,598         $2,066

  Portfolio turnover rate                                            9.27%            36.53%         14.66%
--------------------------------------------------------------------------------------------------------------

          SEE NOTES TO FINANCIAL STATEMENTS.                                  13

                                                               SIX MONTHS ENDED       YEAR       12/15/1999(a)
                                                                   1/31/2002          ENDED           TO
                                                                  (UNAUDITED)       7/31/2001      7/31/2000
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                                $6.32            $10.53         $10.00
                                                                   ======            ======         ======

Investment operations

  Net investment loss                                                (.03)(b)          (.07)(b)       (.05)(b)

  Net realized and unrealized gain (loss)                            (.55)            (4.12)           .58
                                                                   ------            ------         ------

     Total from investment operations                                (.58)            (4.19)           .53
                                                                   ------            ------         ------

Distributions to shareholders from net realized gain                   --              (.02)            --
                                                                   ------            ------         ------

NET ASSET VALUE, END OF PERIOD                                      $5.74             $6.32         $10.53
                                                                   ======            ======         ======

Total Return(c)                                                     (9.18)%(d)       (39.83)%         5.30%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions                   .81%(d)          1.74%           .87%(d)

  Expenses, excluding waiver and expense reductions                   .81%(d)          1.75%          1.19%(d)

  Net investment loss                                                (.46)%(d)        (1.08)%         (.43)%(d)

                                                               SIX MONTHS ENDED       YEAR       12/15/1999(a)
                                                                   1/31/2002          ENDED           TO
SUPPLEMENTAL DATA:                                                (UNAUDITED)       7/31/2001      7/31/2000
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                                      $1                $1             $1

  Portfolio turnover rate                                            9.27%            36.53%         14.66%
--------------------------------------------------------------------------------------------------------------

14        SEE NOTES TO FINANCIAL STATEMENTS.

                                                               SIX MONTHS ENDED       YEAR       12/15/1999(a)
                                                                   1/31/2002          ENDED           TO
SUPPLEMENTAL DATA:                                                (UNAUDITED)       7/31/2001      7/31/2000
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                                $6.31            $10.54         $10.00
                                                                   ======            ======         ======

Investment operations

  Net investment loss                                                (.04)(b)          (.08)(b)       (.01)(b)

  Net realized and unrealized gain (loss)                            (.55)            (4.13)           .55
                                                                   ------            ------         ------

     Total from investment operations                                (.59)            (4.21)           .54
                                                                   ------            ------         ------

Distributions to shareholders from net realized gain                 -                 (.02)          -
                                                                   ------            ------         ------

NET ASSET VALUE, END OF PERIOD                                      $5.72             $6.31         $10.54
                                                                   ======            ======         ======

Total Return(c)                                                     (9.35)%(d)       (39.98)%         5.40%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and expense reductions                  1.29%(d)          1.29%           .59%(d)

  Expenses, excluding waiver and expense reductions                  1.30%(d)          1.30%           .90%(d)

  Net investment loss                                                (.74)%(d)         (.58)%         (.11)%(d)

                                                               SIX MONTHS ENDED       YEAR       12/15/1999(a)
                                                                   1/31/2002          ENDED           TO
SUPPLEMENTAL DATA:                                                (UNAUDITED)       7/31/2001      7/31/2000
--------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)                                     $1                $1             $1

   Portfolio turnover rate                                           9.27%            36.53%         14.66%
--------------------------------------------------------------------------------------------------------------

(a) Commencement of operations on December 15, 1999. SEC effective date and date shares first became available to the public -- December 30, 1999.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.


          SEE NOTES TO FINANCIAL STATEMENTS.                                  15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management Fund organized as a Delaware Business Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at an annual rate of 0.75%.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                         CLASS A            CLASS B             CLASS C             CLASS P
-----------------------------------------------------------------------------------------------
Service                        .25%               .25%         up to .25%(3)              .20%
Distribution                   .10%(1)(2)         .75%         up to .75%(3)              .25%
Quarterly service fee            --                 --         up to .25%(4)                --
Quarterly distribution fee       --                 --         up to .75%(4)                --

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) In addition, the Fund pays an incremental marketing expense of approximately .03% of average daily net assets of Class A.

(3) Paid at the time such shares are sold, and generally amortized over a one-year period.

(4) Paid at each quarter-end after the first anniversary of the sale of such shares.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the six-months ended January 31, 2002:

DISTRIBUTOR COMMISSIONS               DEALERS CONCESSIONS
---------------------------------------------------------
$81,944                                          $455,494

Certain of the Trust's officers and Trustees have an interest in Lord Abbett.

4.   DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date.

5. PORTFOLIO SECURITIES TRANSACTIONS

The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned.

As of January 31, 2002, the value of securities loaned was $15,043,047. These loans were collateralized by cash of $15,506,263, which is invested in a restricted money market account. The dividend and interest income earned on securities loaned is accounted for in the same manner as other dividend and interest income.
Purchases and sales of investment securities (other than short-term investments) for the period ended January 31, 2002 are as follows:

PURCHASES                                     SALES
---------------------------------------------------
$24,447,076                              $8,675,385

As of January 31, 2002, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                                  GROSS               GROSS                 NET
                             UNREALIZED          UNREALIZED          UNREALIZED
TAX COST                   APPRECIATION        DEPRECIATION        APPRECIATION
--------------------------------------------------------------------------------
$142,537,793                 $3,019,991        $(44,094,004)       $(41,074,013)

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred losses on wash sales.

6.   TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Fund receive no compensation from the Fund for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Fund and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Trustees.

7.   EXPENSE REDUCTION

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $145,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At January 31, 2002, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

9.   SUMMARY OF CAPITAL TRANSACTIONS

The Fund has an unlimited number of shares of $0.001 par value capital stock of beneficial interest authorized.

                                                               SIX-MONTHS ENDED
                                                               JANUARY 31, 2002                          YEAR ENDED
                                                                    (UNAUDITED)                       JULY 31, 2001
                                               ---------------------------------------------------------------------
CLASS A                                             SHARES               AMOUNT         SHARES               AMOUNT
--------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                      3,794,210          $21,517,561      6,996,967         $ 58,322,211
REINVESTMENT OF DISTRIBUTIONS                            -                    -         23,073              210,884
SHARES REACQUIRED                               (1,730,674)          (9,504,185)    (2,599,704)         (20,875,796)
--------------------------------------------------------------------------------------------------------------------
INCREASE                                         2,063,536          $12,013,376      4,420,336         $ 37,657,299
--------------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                        663,457          $ 3,740,394      1,405,061         $ 11,807,739
REINVESTMENT OF DISTRIBUTIONS                            -                    -          2,901               26,309
SHARES REACQUIRED                                 (213,505)          (1,181,198)      (331,572)          (2,623,007)
--------------------------------------------------------------------------------------------------------------------
INCREASE                                           449,952          $ 2,559,196      1,076,390         $  9,211,041
--------------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                        443,152          $ 2,511,037        689,349         $  5,925,969
REINVESTMENT OF DISTRIBUTIONS                            -                    -          1,127               10,230
SHARES REACQUIRED                                 (137,338)            (768,630)      (151,471)          (1,139,263)
--------------------------------------------------------------------------------------------------------------------
INCREASE                                           305,814          $ 1,742,407        539,005         $  4,796,936
--------------------------------------------------------------------------------------------------------------------
CLASS P SHARES
--------------------------------------------------------------------------------------------------------------------
REINVESTMENT OF DISTRIBUTIONS                                                            0.270         $          2
--------------------------------------------------------------------------------------------------------------------
INCREASE                                                                                 0.270         $          2
--------------------------------------------------------------------------------------------------------------------
CLASS Y
--------------------------------------------------------------------------------------------------------------------
REINVESTMENT OF DISTRIBUTIONS                                                            0.269         $          2
--------------------------------------------------------------------------------------------------------------------
INCREASE                                                                                 0.269         $          2
--------------------------------------------------------------------------------------------------------------------

                     This page is intentionally left blank.

LORD ABBETT [LOGO]


        This report when not used for the general
          information of shareholders of the Fund
               is to be distributed only if
               preceded or accompanied by a
                 current Fund prospectus.

    Lord Abbett Mutual Fund shares are distributed by:
                LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

            Lord Abbett Large-Cap Growth Fund

                                                                         LALCG-3
                                                                          (3/02)